Allowance for Loan Losses - Components of Impaired Loans Held-for-Investment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, Total	$ 28,777	$ 84,181	$ 98,916
Unpaid Principal Balance, Total	38,037	140,806	134,326
Related Allowance, Total	917	951	5,429
Average Recorded Investment, Total	18,267	84,152	87,029
Accrued Interest Income Recognized, Total			207
Cash Interest Income Recognized, Total			207
Commercial [Member] | Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	3,206	17,257	9,401
Recorded Investment, With Related Allowance	423		4,955
Unpaid Principal Balance, With No Related Allowance	3,281	19,094	12,778
Unpaid Principal Balance, With Related Allowance	425		6,110
Related Allowance, With No Related Allowance
Related Allowance, With Related Allowance	423		262
Average Recorded Investment, With No Related Allowance	1,884	13,112	3,640
Average Recorded Investment, With Related Allowance	73		5,662
Accrued Interest Income Recognized, With No Related Allowance
Accrued Interest Income Recognized, With Related Allowance			207
Cash Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With Related Allowance			207
Commercial [Member] | CRE Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	18,503	22,586	32,202
Recorded Investment, With Related Allowance	2,164	4,649	9,706
Unpaid Principal Balance, With No Related Allowance	27,367	42,558	55,982
Unpaid Principal Balance, With Related Allowance	2,164	8,779	14,449
Related Allowance, With No Related Allowance
Related Allowance, With Related Allowance	494	649	2,448
Average Recorded Investment, With No Related Allowance	13,528	18,650	31,568
Average Recorded Investment, With Related Allowance	47	4,675	9,152
Accrued Interest Income Recognized, With No Related Allowance
Accrued Interest Income Recognized, With Related Allowance
Cash Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With Related Allowance
Commercial [Member] | CRE Non-Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	1,969	5,305	7,308
Recorded Investment, With Related Allowance			2,565
Unpaid Principal Balance, With No Related Allowance	2,251	6,979	8,328
Unpaid Principal Balance, With Related Allowance			3,468
Related Allowance, With No Related Allowance
Related Allowance, With Related Allowance			229
Average Recorded Investment, With No Related Allowance	66	5,379	4,698
Average Recorded Investment, With Related Allowance			1,143
Accrued Interest Income Recognized, With No Related Allowance
Accrued Interest Income Recognized, With Related Allowance
Cash Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With Related Allowance
Commercial [Member] | Land and Development [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	2,512	20,649	25,925
Recorded Investment, With Related Allowance		997	6,854
Unpaid Principal Balance, With No Related Allowance	2,549	31,333	26,148
Unpaid Principal Balance, With Related Allowance		1,013	7,063
Related Allowance, With No Related Allowance
Related Allowance, With Related Allowance		302	2,490
Average Recorded Investment, With No Related Allowance	2,669	22,321	25,037
Average Recorded Investment, With Related Allowance		287	6,129
Accrued Interest Income Recognized, With No Related Allowance
Accrued Interest Income Recognized, With Related Allowance
Cash Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With Related Allowance
Commercial [Member] | Commercial and Industrial, Held for Sale [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance		1,125
Unpaid Principal Balance, With No Related Allowance		2,252
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance		1,987
Accrued Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With No Related Allowance
Commercial [Member] | CRE Owner Occupied, Held for Sale [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance		5,596
Unpaid Principal Balance, With No Related Allowance		17,091
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance		11,217
Accrued Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With No Related Allowance
Commercial [Member] | CRE Non Owner Occupied, Held for Sale [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance		5,428
Unpaid Principal Balance, With No Related Allowance		9,583
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance		5,269
Accrued Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With No Related Allowance
Commercial [Member] | Land and Development, Held-for-Sale [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance		589
Unpaid Principal Balance, With No Related Allowance		2,124
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance		1,255
Accrued Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With No Related Allowance
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, Total	8,142	10,999	7,215
Unpaid Principal Balance, Total	11,236	13,336	8,727
Related Allowance, Total	17	98	61
Average Recorded Investment, Total	6,236	7,743	1,401
Accrued Interest Income Recognized, Total
Cash Interest Income Recognized, Total
Consumer [Member] | Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	2,569	5,428	2,434
Recorded Investment, With Related Allowance		184	89
Unpaid Principal Balance, With No Related Allowance	3,135	5,852	2,758
Unpaid Principal Balance, With Related Allowance		194	164
Related Allowance, With No Related Allowance
Related Allowance, With Related Allowance		98	14
Average Recorded Investment, With No Related Allowance	1,689	4,176	470
Average Recorded Investment, With Related Allowance		67	45
Accrued Interest Income Recognized, With No Related Allowance
Accrued Interest Income Recognized, With Related Allowance
Cash Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With Related Allowance
Consumer [Member] | Home Equity Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	3,749	3,582	3,398
Unpaid Principal Balance, With No Related Allowance	5,051	4,610	4,402
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	3,132	2,443	637
Accrued Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With No Related Allowance
Consumer [Member] | Home Equity Term Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	1,238	1,174	1,197
Unpaid Principal Balance, With No Related Allowance	1,456	1,285	1,306
Related Allowance, With No Related Allowance
Average Recorded Investment, With No Related Allowance	918	864	228
Accrued Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With No Related Allowance
Consumer [Member] | Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, With No Related Allowance	560	631	50
Recorded Investment, With Related Allowance	26		47
Unpaid Principal Balance, With No Related Allowance	1,567	1,395	50
Unpaid Principal Balance, With Related Allowance	27		47
Related Allowance, With No Related Allowance
Related Allowance, With Related Allowance	17		47
Average Recorded Investment, With No Related Allowance	481	193	2
Average Recorded Investment, With Related Allowance	16		19
Accrued Interest Income Recognized, With No Related Allowance
Accrued Interest Income Recognized, With Related Allowance
Cash Interest Income Recognized, With No Related Allowance
Cash Interest Income Recognized, With Related Allowance